Interim Consolidated Balance Sheets (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for credit losses (in Dollars) | $	$ 2,019		$ 1,583
Share capital, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Share capital, shares authorized	3,454,112,863		3,454,112,863
Share capital, shares issued	207,675,806		203,272,704
Share capital, shares outstanding	207,634,030		203,230,928
Treasury share, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Treasury share, ordinary shares	41,776		41,776